UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22970

Nuveen Dow 30SM Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DIAX

Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 100.1%

	Aerospace & Defense – 8.8%

218,000	Boeing Company	$27,672,920
218,000	United Technologies Corporation	21,821,800
	Total Aerospace & Defense	49,494,720

	Banks – 2.3%

218,000	JP Morgan Chase & Co.	12,909,960

	Beverages – 1.8%

218,000	Coca-Cola Company	10,113,020

	Capital Markets – 6.1%

218,000	Goldman Sachs Group, Inc. (2)	34,221,640

	Chemicals – 2.4%

218,000	E.I. Du Pont de Nemours and Company	13,803,760

	Communications Equipment – 1.1%

218,000	Cisco Systems, Inc.	6,206,460

	Consumer Finance – 2.4%

218,000	American Express Company	13,385,200

	Diversified Telecommunication Services – 2.1%

218,000	Verizon Communications Inc.	11,789,440

	Food & Staples Retailing – 2.7%

218,000	Wal-Mart Stores, Inc. (2)	14,930,820

	Health Care Providers & Services – 5.0%

218,000	UnitedHealth Group Incorporated	28,100,200

	Hotels, Restaurants & Leisure – 4.9%

218,000	McDonald’s Corporation	27,398,240

	Household Products – 3.2%

218,000	Procter & Gamble Company (2)	17,943,580

	Industrial Conglomerates – 7.7%

218,000	3M Co. (2)	36,325,340
218,000	General Electric Company (2)	6,930,220
	Total Industrial Conglomerates	43,255,560

	Insurance – 4.5%

218,000	Travelers Companies, Inc.	25,442,780

	IT Services – 8.8%

218,000	International Business Machines Corporation, (2)	33,016,100
218,000	Visa Inc., Class A	16,672,640
	Total IT Services	49,688,740

	Machinery – 3.0%

218,000	Caterpillar Inc.	16,685,720

Nuveen Investments	1

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)				Value

	Media – 3.8%

218,000	Walt Disney Company				$21,649,580

	Oil, Gas & Consumable Fuels – 6.9%

218,000	Chevron Corporation				20,797,200
218,000	Exxon Mobil Corporation				18,222,620
	Total Oil, Gas & Consumable Fuels				39,019,820

	Pharmaceuticals – 7.4%

218,000	Johnson & Johnson				23,587,600
218,000	Merck & Co. Inc.				11,534,380
218,000	Pfizer Inc.				6,461,520
	Total Pharmaceuticals				41,583,500

	Semiconductors & Semiconductor Equipment – 1.3%

218,000	Intel Corporation				7,052,300

	Software – 2.1%

218,000	Microsoft Corporation				12,040,140

	Specialty Retail – 5.2%

218,000	Home Depot, Inc.				29,087,740

	Technology Hardware, Storage & Peripherals – 4.2%

218,000	Apple, Inc.				23,759,820

	Textiles, Apparel & Luxury Goods – 2.4%

218,000	Nike, Inc., Class B				13,400,460
	Total Long-Term Investments (cost $377,816,792)				562,963,200

Principal Amount (000)	Description (1)	Coupon	Maturity	Rating (3)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	REPURCHASE AGREEMENTS – 0.3%

$2,039	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $2,038,900, collateralized by $2,055,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $2,083,256	0.030%	4/01/16	N/A	$2,038,898

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.9%

5,000	U.S. Treasury Bills	0.000%	4/28/16	AAA	4,999,360
	Total Short-Term Investments (cost $7,037,882)				7,038,258
	Total Investments (cost $384,854,674) – 101.3%				570,001,458
	Other Assets Less Liabilities – (1.3)% (4)				(7,345,298)
	Net Assets – 100%				$562,656,160

Investments in Derivatives as of March 31, 2016

Call Options Purchased outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
200	CBOE Volatility Index®	$500,000	4/20/16	$25	$3,500
200	Total Options Purchased (premiums paid $9,008)	$500,000			$3,500

2	Nuveen Investments

Investments in Derivatives as of March 31, 2016 (continued)

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
(200)	CBOE Volatility Index®	$(400,000)	4/20/16	$20	$(8,500)
(39)	NASDAQ 100® Index	(17,355,000)	4/15/16	4,450	(269,295)
(27)	NASDAQ 100® Index	(11,947,500)	4/15/16	4,425	(235,440)
(130)	Russell 2000® Index	(13,975,000)	4/15/16	1,075	(535,600)
(940)	S&P 500® Index	(192,700,000)	4/15/16	2,050	(2,218,400)
(299)	S&P 500® Index	(62,042,500)	4/15/16	2,075	(301,990)
(57)	S&P 500® Index	(11,571,000)	4/15/16	2,030	(215,175)
(140)	S&P 500® Index	(29,400,000)	5/20/16	2,100	(217,700)
(1,832)	Total Options Written (premiums received $3,278,452)	$(339,391,000)			$(4,002,100)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$562,963,200	$—	$—	$562,963,200

Short-Term Investments:
Repurchase Agreements	—	2,038,898	—	2,038,898
U.S. Government and Agency Obligations	—	4,999,360	—	4,999,360

Investments in Derivatives:
Options Purchased	3,500	—	—	3,500
Options Written	(4,002,100)	—	—	(4,002,100)
Total	$558,964,600	$7,038,258	$—	$566,002,858

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $385,022,338.

Nuveen Investments	3

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$191,436,972
Depreciation	(6,457,852)
Net unrealized appreciation (depreciation) of investments	$184,979,120

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not applicable

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Dow 30SM Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016